PRINCIPAL LIFE INSURANCE COMPANY
PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

SUPPLEMENT DATED SEPTEMBER 30, 2009 TO
PROSPECTUS DATED MAY 1, 2009

This supplement updates information in the prospectus dated May 1, 2009 for Principal Flexible Variable Annuity issued by Principal Life Insurance Company, as supplemented on May 7, 2009 and June 5, 2009. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382 or call 1-
800-852-4450 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

Effective January 4, 2010, the "Principal Variable Annuity Exchange Offer" will be available to owners of an eligible
Principal Variable Annuity contract.

On page 14, please replace the first two sentences of the first paragraph under "Principal Variable Annuity Exchange
Offer" with the following:

This exchange offer is available on or after January 4, 2010.

On page 60, please replace Appendix A (Principal Variable Annuity Exchange Offer) with the following:

APPENDIX A

PRINCIPAL VARIABLE ANNUITY EXCHANGE OFFER

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer is available on or after January 4, 2010. If available, owners of an eligible Principal Variable
Annuity contract may elect to exchange their Principal Variable Annuity contract (“old contract”) for a new Principal
Investment Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

• your old contract is not subject to any surrender charges;
• available in your state; and
• your old contract has reached the contract anniversary following the date the exchange offer is made available.

Exchange Offer Terms and Conditions

• You must qualify for and elect the GMWB 2-SL/JL rider. To qualify for the GMWB 2-SL/JL rider, you (or the annuitant if the owner is a non-natural person) must be between the ages of 45 and 80.
• You must receive a current prospectus for the new contract.
• You must complete all required exchange offer forms.
• The Premium Payment Credit Rider is not available on the new contract.
• If we approve your application to participate in the exchange offer, you are directing that all of your investment options under your old contract be redeemed. The redemption amount will be transferred to your new contract and allocated as you direct. Election of the GMWB 2-SL/JL rider results in restriction of your Contract investment options to the more limited GMWB investment options (see new contract prospectus for further details).
• The amount being exchanged to the new contract cannot be allocated to the DCA Plus Accounts.
• Any new premium payments (excluding the amount transferred under this exchange offer) you make to the new contract are subject to surrender charges.
• At contract issue, the death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the death benefit under the new contract.
• We reserve the right to require you to return your old contract to us. Upon issuing you a new contract, your old contract will terminate.
• The exchange offer is not available for partial exchanges.
• Only one old contract can be exchanged for one new contract.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your best interest.

The features and benefits, investment options, and charges and deductions of the new contract differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the exchange offer.

There may be additional differences important for you to consider prior to making an exchange. You should carefully review this prospectus and compare it to the new contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

CHART: Summary Comparison* of Principal Variable Annuity and New Contract
(Investment Plus Variable Annuity with GMWB Rider)

To participate in the exchange offer you must elect the GMWB 2-SL/JL rider.

A. Features	Old Contract	New Contract
GMWB Rider	Not available	GMWB 2-SL/JL

GWMB Investment Options	N/A	2
--Fixed Rate Options (including 2	1 year - Fixed Account	1 year - Fixed Account
dollar-cost averaging options)	6 month - DCA Plus Account	6 month - DCA Plus Account***
	12 month - DCA Plus Account	12 month - DCA Plus Account***
Automatic Portfolio Rebalancing	Available	Quarterly (required with GMWB 2-
SL/JL)
No. of Free Division Transfers/Contract Year	12	1

B. Annuitization	Old Contract	New Contract
Annuity Benefit Payments First	Any time	Any time on/after the first contract
Available		anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	Annuity 2000 Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life	Same
income with fixed period; custom
options

C. Death Benefit	Old Contract	New Contract
Base Death Benefit	An amount equal to the greatest of	An amount equal to the greatest of
	(i) total premium payments less	(i) total premium payments less
	surrenders, or	surrenders, or
	(ii) contract value, or	(ii) contract value, or
	(iii) 7 year Step-Up	(iii) 7 year Step-Up

	For partial surrenders from Old	For partial surrenders, the death
	Contracts prior to November 23,	benefit is reduced proportionately
	2003, the death benefit is reduced	for each withdrawal.
by the amount of each withdrawal.
See the Death Benefit section in this
	For partial surrenders from Old	Appendix for more details.
Contracts issued on or after
November 23, 2003, the death
benefit is reduced proportionately
for each withdrawal.
Optional Enhanced Death Benefit	Available	Not available
Rider
Payable	1st owner or annuitant to die	1st owner to die

D. Fees and Charges	Old Contract	New Contract
Annual Fee (waived for contracts with	Lesser of $30 or 2% of contract	Same
accumulated value of $30,000 or	accumulated value
more)

Mortality and Risk Charges**	1.25%	Same
Administration Charge** (on an	Maximum: 0.15%	Same
annual basis)
Current: 0.00%
Available Underlying Mutual Funds****	Maximum Annual: 1.62%	Maximum Annual: 0.61%

	Minimum Annual: 0.30%	Minimum Annual: 0.61%

-AND-
GMWB2 – SL/JL	Old Contract	New Contract
--Taken as % of average quarterly	Not available	Maximum Annual: 1.65%
Investment Back withdrawal benefit
base.		Current Annual: 0.95%

E. Transaction Charges	Old Contract	New Contract
Surrender Charge Period and % of	7 years (6,6,6,5,4,3,2)	7 years (6,6,6,5,4,3,2)
amount surrendered (applies only to
new premium payments)	9 years (8,8,8,8,7,6,5,4,3) if you	Premium Payment Credit Rider not
	elected the Purchase Payment	available
Credit Rider
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of	Maximum: lesser of $25 or 2% of
	each unscheduled partial	each unscheduled partial surrender
	surrender after the 1st in a contract	after the 12th in a contract year.
year.

	Current: $0/0%	Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of	Maximum: lesser of $30 or 2% of
	each unscheduled transfer after	each unscheduled transfer after the
	the 12th in a contract year.	1st in a contract year.

	Current: $0/0%	Current: $0/0%

* Does not reflect state variations.
**	Charges taken daily as a percentage of the average daily Separate Account Division accumulated value.
***	Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.
**** For the new contract, only maximum and minimum charges for the GMWB Investment Options are reflected.

Charges and Expenses

The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses. Please see the comparison chart above for details.

Surrender Charges

Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.

Death Benefit

The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract ("adjusted old contract death benefit").

Upon your death we will pay the greater of the new contract death benefit or this "adjusted old contract death benefit".

GMWB Rider

The new contract offers a GMWB rider (Investment Protector Plus 2) not available under the old contract. The GMWB
2 SL/JL rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value. The GMWB 2-SL/JL rider also allows your beneficiary(ies) to choose a death benefit under the Contract or death benefit available under the rider. You may add only one GMWB rider to your Contract. You must qualify for and elect the GMWB 2-SL/JL rider when you purchase the new contract.

The GMWB 2-SL/JL rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (from the Premium
Payment Credit Rider) are applied.

The GWMB 2-SL/JL rider also offers a GMWB Bonus. The GMWB Bonus rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus amount will provide a modest increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.

Once elected, the GMWB rider may not be terminated for five contract years.

Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.

Please review the new contract prospectus in its entirety for additional information regarding the GMWB 2-SL/
JL rider and whether the GMWB 2-SL/JL rider is appropriate for your needs.

Tax Matters

Although we believe that an exchange as described in this Appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the exchange offer.

There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the exchange offer. See also the FEDERAL TAX MATTERS section of this prospectus.